Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

September 2, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of the Institutional Class, Class P, Administrative Class and Class D Prospectus for the Real Income 2019 and Real Income 2029 Funds, the Class A and Class C Prospectus for the Real Income 2019 and Real Income 2029 Funds and the Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 165, which was filed on August 28, 2009, and (ii) the text of Post-Effective Amendment No. 165 was filed electronically on August 28, 2009.

Please do not hesitate to contact the undersigned at (202) 261-3448 if you have any questions regarding this certification.

Sincerely,

/s/ Matthew V. Curtin

Matthew V. Curtin

cc:	J. Stephen King, Jr.
Joshua Ratner
Audrey L. Cheng
Brendan C. Fox